Cash and Investments	12 Months Ended
Dec. 31, 2024
Cash and Investments
Cash and Investments
5.	Cash and Investments

Presented in the table below are holding company cash and investments and portfolio investments, net of derivative obligations, all of which are classified at FVTPL except for investments in associates and other invested assets.

	December 31,	December 31,
	2024	2023
Holding company
Cash and cash equivalents(1)	663.2	406.8
Short term investments	51.6	192.9
Bonds	444.8	344.3
Preferred stocks	20.2	12.2
Common stocks(2)	92.5	103.5
Derivatives (note 7)	1,036.8	524.2
	2,309.1	1,583.9
Assets pledged for derivative obligations:
Cash equivalents	101.1	2.5
Short term investments	—	127.8
Bonds	92.5	67.4
	193.6	197.7

Holding company cash and investments as presented on the consolidated balance sheet	2,502.7	1,781.6
Derivative obligations (note 7)	(0.6)	(32.5)
	2,502.1	1,749.1
Portfolio investments
Cash and cash equivalents(1)	6,662.1	5,157.2
Short term investments	958.4	2,008.4
Bonds	37,390.3	36,850.8
Preferred stocks	2,365.0	2,447.4
Common stocks(2)	7,464.2	6,903.4
Investments in associates (note 6)	7,153.3	6,607.6
Derivatives (note 7)	538.0	448.3
Other invested assets(3)	621.7	577.0
	63,153.0	61,000.1
Assets pledged for derivative obligations:
Bonds	150.8	139.3

Fairfax India cash, portfolio investments and associates:
Cash and cash equivalents(1)	86.2	197.2
Bonds	157.1	39.2
Common stocks	321.0	616.6
Investments in associates (note 6)	1,352.3	1,429.7
	1,916.6	2,282.7

Portfolio investments as presented on the consolidated balance sheet	65,220.4	63,422.1
Derivative obligations (note 7)	(356.3)	(412.4)
	64,864.1	63,009.7
Total cash and investments, net of derivative obligations	67,366.2	64,758.8
(1)	Includes aggregate restricted cash and cash equivalents at December 31, 2024 of $1,400.1 (December 31, 2023 - $642.3). See note 25.
(2)	Includes aggregate investments in limited partnerships with a carrying value at December 31, 2024 of $2,282.3 (December 31, 2023 – $2,171.8).
(3)	Comprised primarily of investment property.

Restricted cash and cash equivalents

Restricted cash and cash equivalents at December 31, 2024 of $1,400.1 (December 31, 2023 – $642.3) was comprised of amounts required to be maintained on deposit with various regulatory authorities to support the operations of the insurance and reinsurance subsidiaries, and restricted cash of $835.0 held at a depository that was released on January 1, 2025 in connection with the company’s investments in Blizzard Vacatia Equity Partners LLC as described below.Refer to note 25 for details of restricted cash and cash equivalents presented on the consolidated balance sheet.

Subsequent to December 31, 2024

On January 1, 2025 the company acquired a 50.0% equity interest in Blizzard Vacatia Equity Partners LLC ("Blizzard Vacatia"). The company's total cash investment of $835.0 was comprised of a senior secured loan of $365.0, preferred shares of $275.0, a mortgage - backed loan of $170.0 and common shares of $25.0. Blizzard Vacatia, through its subsidiaries, is engaged in the development, sales, marketing and rental of timeshare resorts.

Pledged cash and investments

The company’s subsidiaries have pledged cash and investments, inclusive of trust funds and regulatory deposits, as security for their own obligations to pay claims or make premium payments (these pledges are either direct or collateral for letters of credit). In order to write insurance business in certain jurisdictions (primarily U.S. states) the company’s subsidiaries must deposit funds with local insurance regulatory authorities to provide security for future claims payments as ultimate protection for the policyholder. Additionally, some of the company’s subsidiaries provide reinsurance to primary insurers, for which funds must be posted as security for losses that have been incurred but not yet paid. These pledges are in the normal course of business and are generally released when the payment obligation is fulfilled.

The table that follows summarizes assets pledged to third parties by the nature of the pledge requirement (excluding assets pledged in favour of Lloyd’s (note 20), for derivative obligations and for certain intercompany reinsurance arrangements). Pledged assets primarily consist of cash and cash equivalents, short term investments and bonds within portfolio investments on the consolidated balance sheet.

	December 31,	December 31,
	2024	2023
Regulatory deposits	6,714.4	6,701.0
Security for reinsurance and other	1,809.5	1,854.9
	8,523.9	8,555.9

Fixed Income Maturity Profile

Bonds are summarized by their earliest contractual maturity date in the table below. Actual maturities may differ from maturities shown below due to the existence of call and put features. At December 31, 2024 bonds containing call, put and both call and put features represented $9,657.6, $148.9 and $448.1 respectively (December 31, 2023 - $8,766.5, $85.5 and $464.5) of the total fair value of bonds. The table below excludes: interest rate swaps with a notional amount at December 31, 2024 of $1,900.0 (December 31, 2023 - $1,900.0) that provide the company the right to receive fixed rates in exchange for the obligation to pay floating rates in relation to a majority of the net purchases of first mortgage loans completed during 2023; U.S. treasury bond forward contracts entered into during 2024 to buy long-dated U.S. treasury bonds with a notional amount at December 31, 2024 of $1,330.2 (December 31, 2023 – nil) as described in note 7; and at December 31, 2023 the impact of U.S. treasury bond forward contracts to sell long-dated U.S. treasury bonds with a notional amount of $292.8 that economically hedged the company’s exposure to interest rate risk.

	December 31, 2024		December 31, 2023
	Amortized	Fair	Amortized	Fair
	cost(1)	value(1)	cost(1)	value(1)
Due in 1 year or less(2)	9,324.8	9,117.2	7,780.5	7,545.6
Due after 1 year through 3 years(2)	8,110.9	7,975.6	9,352.1	9,420.5
Due after 3 years through 5 years(2)	6,939.6	7,004.5	5,738.7	5,861.1
Due after 5 years through 10 years(3)	12,309.6	12,273.6	13,645.1	14,047.3
Due after 10 years(4)	2,036.2	1,864.6	577.9	566.5
	38,721.1	38,235.5	37,094.3	37,441.0
Effective interest rate(5)		5.2%		5.3%
(1)	Includes bonds held by the holding company and Fairfax India.
(2)	Includes the company’s investments in first mortgage loans at December 31, 2024 of $4,777.8 (December 31, 2023 - $4,685.4) secured by real estate predominantly in the U.S., Europe and Canada.
(3)	Includes U.S. treasury bonds at December 31, 2024 of $10,222.4 (December 31,2023 – $11,868.0) with maturities between 5 to 7 years.
(4)	Includes U.S. treasury bonds at December 31, 2024 of $1,204.7 (December 31, 2023 - nil) with maturities between 28 to 30 years.
(5)	The effective interest rate is the rate that discounts estimated future cash payments or receipts through the expected life of the fixed income investment to its gross carrying amount at initial recognition. The effective interest rate does not reflect changes in market interest rates that affect the fair value of the fixed income investment over time.

The increase in the company’s holdings of bonds due in 1 year or less primarily reflected the shift from due after 1 year through 3 years into due in 1 year or less as a result of the passage of time impacting their earliest contractual maturity date, partially offset by net sales and maturities of corporate and other bonds of $1,361.7, U.S. treasury bonds of $492.8, other government bonds of $261.9 and Canadian government bonds of $169.3. The increase in the company’s holdings of bonds due after 3 years through 5 years was primarily due to net purchases of other government bonds of $871.8 and corporate and other bonds of $743.6. The decrease in the company’s holdings of bonds due after 5 years through 10 years was primarily due to the passage of time impacting their earliest contractual maturity date and net sales of U.S. treasury bonds of $735.2, partially offset by net purchases of other government bonds of $400.4 and corporate and other bonds of $286.2. The increase in the company’s holdings of bonds due after 10 years was primarily due to net purchases of U.S. treasury bonds of $1,348.9 (primarily with maturities between 28 to 30 years) and other government bonds of $171.9.

Fair Value Disclosures

The company’s use of quoted market prices (Level 1), valuation models with significant observable market information as inputs (Level 2) and valuation models with significant unobservable information as inputs (Level 3) in the valuation of securities and derivative contracts by type of issuer was as follows:

	December 31, 2024				December 31, 2023
		Significant				Significant
		other	Significant			other	Significant
	Quoted	observable	unobservable	Total fair	Quoted	observable	unobservable	Total fair
	prices	inputs	inputs	value asset	prices	inputs	inputs	value asset
	(Level 1)	(Level 2)	(Level 3)	(liability)	(Level 1)	(Level 2)	(Level 3)	(liability)

Cash and cash equivalents(1)	7,512.6	—	—	7,512.6	5,763.7	—	—	5,763.7

Short term investments:
Canadian government and provincials	98.5	—	—	98.5	553.3	—	—	553.3
U.S. treasury	217.8	—	—	217.8	794.1	—	—	794.1
Other government	55.7	171.0	—	226.7	31.3	339.0	—	370.3
Corporate and other	—	467.0	—	467.0	—	611.4	—	611.4
	372.0	638.0	—	1,010.0	1,378.7	950.4	—	2,329.1
Bonds:
Canadian government and provincials	—	2,741.0	—	2,741.0	—	2,715.1	—	2,715.1
U.S. treasury	—	15,863.9	—	15,863.9	—	16,273.5	—	16,273.5
U.S. states and municipalities	—	179.6	—	179.6	—	184.5	—	184.5
Other government	—	6,087.4	45.9	6,133.3	—	4,903.0	39.3	4,942.3
Corporate and other(2)	—	7,601.0	5,716.7	13,317.7	—	7,567.9	5,757.7	13,325.6
	—	32,472.9	5,762.6	38,235.5	—	31,644.0	5,797.0	37,441.0
Preferred stocks:
Canadian	16.3	—	19.2	35.5	15.5	3.5	8.8	27.8
U.S.	—	—	398.9	398.9	—	—	343.3	343.3
Other(3)	12.3	1,936.7	1.8	1,950.8	12.0	286.6	1,789.9	2,088.5
	28.6	1,936.7	419.9	2,385.2	27.5	290.1	2,142.0	2,459.6
Common stocks:
Canadian	1,264.5	175.4	332.4	1,772.3	838.3	216.0	288.2	1,342.5
U.S.	902.4	34.3	1,396.0	2,332.7	988.0	27.4	1,258.7	2,274.1
Other	1,757.0	575.7	1,440.0	3,772.7	2,023.4	501.9	1,481.6	4,006.9
	3,923.9	785.4	3,168.4	7,877.7	3,849.7	745.3	3,028.5	7,623.5

Derivatives and other invested assets	—	1,354.2	842.3	2,196.5	—	869.5	680.0	1,549.5

Derivative obligations (note 7)	—	(222.7)	(134.2)	(356.9)	—	(257.4)	(187.5)	(444.9)

Holding company cash and investments and portfolio investments measured at fair value	11,837.1	36,964.5	10,059.0	58,860.6	11,019.6	34,241.9	11,460.0	56,721.5

	20.1%	62.8%	17.1%	100.0%	19.4%	60.4%	20.2%	100.0%

Investments in associates (note 6)(4)	4,420.5	679.5	5,643.8	10,743.8	3,592.3	83.2	6,532.3	10,207.8
(1)	Includes restricted cash and cash equivalents of $1,400.1 at December 31, 2024 (December 31, 2023 – $642.3). Aggregate restricted cash and cash equivalents at December 31, 2024 included cash of $835.0 held at a depository in connection with the company’s investments in Blizzard Vacatia that closed on January 1, 2025 as described earlier. See also note 6 and note 25.
(2)	Included in Level 3 are the company’s investments in first mortgage loans at December 31, 2024 of $4,777.8 (December 31, 2023 – $4,685.4) secured by real estate predominantly in the U.S., Europe and Canada.
(3)	Primarily comprised of the company’s investment in compulsory convertible preferred shares of Go Digit Infoworks Services Limited (“Digit”). The company also holds a 49.0% equity interest in Digit as described in note 6.
(4)	The fair value of investments in associates is presented separately as such investments are measured using the equity method of accounting.

In the preceding table certain limited partnerships included in common stocks are classified as Level 3 because their net asset values are unobservable or because they contractually require greater than three months to liquidate or redeem. During 2024 and 2023 there were no significant transfers of financial instruments between Level 1 and Level 2. During 2024 the company’s holdings in common shares and compulsory convertible preferred shares of Digit were transferred from investments in associates and preferred stocks classified as Level 3 to Level 2, respectively, due to the completion of the initial public offering of Digit’s general insurance subsidiary, Go Digit General Insurance Limited (“Digit Insurance”) as described in note 6. The company’s investments in the Digit common shares and compulsory convertible preferred shares are classified as Level 2 as their fair values are principally determined through the traded market price of the Digit Insurance common shares which were listed on both the BSE and NSE in India following Digit Insurance’s initial public offering. During 2024 Fairfax India’s holdings in CSB Bank Limited common shares were transferred from investments in associates classified as Level 3 to Level 1 as a result of the release of selling restrictions in August 2024. During 2023 the company’s holdings in Poseidon Corp. (formerly Atlas) common shares were transferred from investments in associates classified as Level 1 to Level 3 due to the privatization transaction described in note 6. There were no other significant transfers of financial instruments in or out of Level 3 as a result of changes in the observability of valuation inputs except as described in the following table which summarizes changes in Level 3 financial assets measured at fair value on a recurring basis.

	2024
	Private	Private				Derivatives
	placement	company	Limited	Private		and other
	debt	preferred	partnerships	equity	Common	invested
	securities	shares	and other(1)	funds(1)	shares	assets	Total
Balance - January 1	5,797.0	2,142.0	1,998.2	72.8	957.5	492.5	11,460.0
Net realized and unrealized gains included in the consolidated statement of earnings	29.4	57.8	125.1	9.0	80.4	178.8	480.5
Purchases (2)	1,306.3	12.7	203.6	—	160.6	94.0	1,777.2
Sales and distributions (2)	(1,280.3)	(1.4)	(203.5)	(8.6)	(191.7)	(43.0)	(1,728.5)
Transfer out of category (3)	(31.8)	(1,784.3)	—	—	—	—	(1,816.1)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)	(58.0)	(6.9)	(18.6)	(2.3)	(14.1)	(14.2)	(114.1)
Balance - December 31	5,762.6	419.9	2,104.8	70.9	992.7	708.1	10,059.0

	2023
	Private	Private				Derivatives
	placement	company	Limited	Private		and other
	debt	preferred	partnerships	equity	Common	invested
	securities	shares	and other(1)	funds(1)	shares	assets	Total
Balance - January 1	3,465.3	2,047.1	1,824.2	97.5	629.9	680.3	8,744.3
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	63.7	(2.4)	(69.7)	(7.6)	12.3	(135.4)	(139.1)
Purchases(2)(4)	3,451.7	134.5	384.2	—	289.7	137.7	4,397.8
Acquisitions of insurance subsidiaries (note 21)	109.6	—	—	0.9	34.9	32.7	178.1
Sales and distributions(2)	(1,262.5)	(2.9)	(146.1)	(19.7)	(10.2)	(214.2)	(1,655.6)
Transfer out of category	—	(36.7)	—	—	(3.0)	—	(39.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	12.5	2.4	5.6	1.7	3.9	(8.6)	17.5
Deconsolidation of non-insurance subsidiary	(43.3)	—	—	—	—	—	(43.3)
Balance - December 31	5,797.0	2,142.0	1,998.2	72.8	957.5	492.5	11,460.0
(1)	Included in common stocks in the fair value hierarchy table presented on the previous page and in holding company cash and investments or common stocks on the consolidated balance sheets.
(2)	Private placement debt securities include net purchases of first mortgage loans of $103.5 (2023 – $2,261.5).
(3)	During 2024 the company’s investment in Digit compulsory convertible preferred shares was transferred from Level 3 to Level 2 following the completion of Digit Insurance’s initial public offering as described above.
(4)	Private placement debt securities include the Amynta Group promissory note as described in note 21.

The table below presents the valuation techniques and unobservable inputs used to estimate fair values for the company’s significant Level 3 financial assets at December 31, 2024:

						Effect on fair
						value if input
	Carrying			Input range used		value is
Asset class	value	Valuation technique	Significant unobservable input	Low	High	increased(a)
Bonds(b):
Private placement debt securities(1)	781.8	Discounted cash flow	Credit spread	0.8%	7.3%	Decrease
Mortgage loans(2)	4,777.8	Market approach	Recent transaction price	N/A	N/A	Increase
		Discounted cash flow	Credit spread	3.0%	10.4%	Decrease
Other	203.0	Various	Various	N/A	N/A	N/A
	5,762.6

Preferred stocks(c):
Private placement preferred shares	338.5	Discounted cash flow	Credit spread	3.6%	4.3%	Decrease
Other	81.4	Various	Various	N/A	N/A	N/A
	419.9

Common stocks(d):
Limited partnerships and other(3)	2,104.8	Net asset value	Net asset value	N/A	N/A	Increase
Private equity funds(3)	463.1	Net asset value	Net asset value	N/A	N/A	Increase
Other	600.5	Various	Various	N/A	N/A	N/A
	3,168.4

Derivatives and other invested assets(e):
Investment property(4)	307.0	Income capitalization	Terminal capitalization rate	6.3%	9.0%	Decrease
			Discount rate	8.0%	10.3%	Decrease
			Market rent growth rate	2.5%	3.0%	Increase
	87.0	Sales comparison	Price per acre (Cdn$ thousands)	40.5	183.6	Increase
Other	314.1	Various	Various	N/A	N/A	N/A
	708.1

Total	10,059.0
(a)	Decreasing the input value would have the opposite effect on the estimated fair value.
(b)	Included in holding company cash and investments or bonds on the consolidated balance sheet.
(c)	Included in holding company cash and investments or preferred stocks on the consolidated balance sheet.
(d)	Included in holding company cash and investments or common stocks on the consolidated balance sheet.
(e)	Included in holding company cash and investments or derivatives and other invested assets, net of derivative obligations, on the consolidated balance sheet.
(1)	At December 31, 2024 these private placement debt securities were valued using industry accepted discounted cash flow models that incorporated unobservable credit spreads of the issuers, and consisted of 11 investments, the largest being $125.6 (construction and home building) (December 31, 2023 - 10 investments, the largest being $148.9 (software and services)). By increasing (decreasing) the credit spreads applied at December 31, 2024 by 100 basis points, the fair value of this asset class would collectively decrease by $24.7 (increase by $26.1).
(2)	At December 31, 2024 these mortgage loans consisted of 93 investments, the largest being $235.0 (December 31, 2023 – 102 investments, the largest being $235.0). By increasing (decreasing) the credit spreads applied at December 31, 2024 by 100 basis points, the fair value of this asset class would collectively decrease by $42.6 (increase by $25.2).
(3)	Limited partnerships and other, and certain private equity funds, are investment funds managed by third party fund managers and general partners that invest in a diverse range of industries and geographies. These investment funds were valued primarily using net asset value statements provided by those third party fund managers and general partners. The fair values in those statements are determined using quoted prices of the underlying assets, and to a lesser extent, observable inputs where available and unobservable inputs, in conjunction with industry accepted valuation models, where required. Typically investment funds, when they otherwise meet the criteria to be classified as Level 2, are instead classified as Level 3 if they require at least three months’ notice to liquidate or redeem. At December 31, 2024 limited partnerships and other consisted of 44 investments, the three largest being $320.1 (industrials), $288.4 (oil and gas extraction) and $265.6 (industrials) (December 31, 2023 - 42 investments, the three largest being $315.0 (industrials), $242.5 (primarily industrials and consumer discretionary) and $235.3 (oil and gas extraction )). By increasing (decreasing) net asset values at December 31, 2024 by 10%, the fair value of limited partnerships and other would collectively increase (decrease) by $210.5.
(4)	These investment property were primarily valued by third party appraisers using an industry accepted income capitalization approach that incorporated unobservable capitalization rates, discount rates and market rent growth rates. Certain investment property were valued using an industry accepted direct sales comparison approach that incorporated recent non-public sale prices per acre for comparable properties in similar locations.

Investment Income

An analysis of investment income for the years ended December 31 follows:

Interest and dividends and share of profit of associates

	2024	2023
Interest income:
Cash and short term investments	359.8	279.4
Bonds	2,055.3	1,624.9
Derivatives and other invested assets	(68.5)	(63.2)
	2,346.6	1,841.1
Dividends:
Preferred stocks(1)	164.7	44.7
Common stocks	98.2	89.1
	262.9	133.8
Investment expenses	(97.6)	(78.7)
Interest and dividends	2,511.9	1,896.2

Share of profit of associates (note 6)	956.3	1,022.2
(1)	On October 30, 2024 the company received a dividend of $112.3 from Digit on the company’s investment in Digit compulsory convertible preferred shares. See note 6 for details.

Net gains (losses) on investments

	2024			2023
		Net change in	Net gains		Net change in	Net gains
	Net realized	unrealized	(losses) on	Net realized	unrealized	(losses) on
	gains (losses)	gains (losses)	investments	gains (losses)	gains (losses)	investments
Common stocks	507.0	(210.2)	296.8	43.9	420.5	464.4
Bonds and preferred stocks - convertible	18.2	(3.6)	14.6	(0.2)	77.3	77.1
Other equity derivatives(1)(2)	375.3	564.0	939.3	144.0	213.2	357.2
Disposition of non-insurance associates(3)(4)(5)	575.5	—	575.5	322.0	—	322.0
Other	32.8	—	32.8	(3.1)	—	(3.1)
Long equity exposures and financial effects	1,508.8	350.2	1,859.0	506.6	711.0	1,217.6
Bonds	(16.5)	(590.8)	(607.3)	(587.6)	1,141.9	554.3
U.S. treasury bond forward contracts	(90.0)	(34.0)	(124.0)	172.3	(12.5)	159.8
Total bonds	(106.5)	(624.8)	(731.3)	(415.3)	1,129.4	714.1
Foreign currency(6)	166.6	(191.8)	(25.2)	(222.5)	103.7	(118.8)
Other	(17.9)	(17.4)	(35.3)	1.6	135.0	136.6
Net gains (losses) on investments	1,551.0	(483.8)	1,067.2	(129.6)	2,079.1	1,949.5
(1)	Other equity derivatives include long equity total return swaps, equity warrants and options, and during 2023 the Asset Value Loan Notes (“AVLNs”) entered with RiverStone Barbados. Net change in unrealized gains (losses) in 2024 included $515.8 in unrealized gains (2023 - $320.6) on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares principally related to the increase in market value movement on Fairfax subordinate voting shares in the period for which collateral was pledged by the counterparties, with the fair value of $1,032.7 at December 31, 2024 (December 31, 2023 - $516.9) recorded in holding company cash and investments, as described in note 7.
(2)	Amounts recorded in net realized gains (losses) include net gains (losses) on total return swaps where the counterparties are generally required to cash-settle monthly or quarterly the market value movement since the previous reset date notwithstanding that the total return swap positions remain open subsequent to the cash settlement. Net realized gains (losses) in 2024 included $517.7 in realized gains (2023 - $304.2) on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares, which represented cash-settlement amounts on market value movement since previous reset date of $295.3 and the cash - settlement of $222.4 on closing $68.5 original notional amount of contracts, recorded in holding company cash and investments.
(3)	On November 1, 2024 the company sold its investment in Stelco for total consideration of $638.1 and recorded a net realized gain of $343.7 as described in note 6.
(4)	On December 20, 2024 the company acquired additional interests in Peak Achievement, increasing its ownership from 42.6% to 100.0%. Accordingly, the company commenced consolidating Peak Achievement and recorded a realized remeasurement gain of $203.4 in the consolidated statement of earnings as described in note 21.
(5)	During 2023 Fairfax India sold a 7.1% equity interest of IIFL Finance for gross proceeds of $177.3 (14.7 billion Indian rupees), which decreased its equity interest to 15.1% and resulted in realized gains of $88.6. Accordingly, the company discontinued recording its residual investment in IIFL Finance under the equity method of accounting, commenced classifying it at FVTPL and recorded a realized remeasurement gain of $204.2 in the consolidated statement of earnings, as described in note 6.
(6)	Foreign currency net losses during 2024 were primarily related to foreign currency net losses on investing activities, partially offset by foreign currency net gains on underwriting activities. Foreign currency net losses on investing activities during 2024 primarily related to the strengthening of the U.S. dollar relative to the Brazilian real, Canadian dollar and Egyptian pound on Brazilian real, Canadian dollar and Egyptian pound denominated investments. Foreign currency net gains on investing activities during 2023 primarily related to the strengthening of the Brazilian real, Canadian dollar and British pound sterling relative to the U.S. dollar on Brazilian real, Canadian dollar and British pound sterling denominated investments.